FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Net Debt to Equity Ratio
The net debt-to-equity ratio for the reporting fiscal years is as follows:

	2022	2021
Debt (i)	20,770,363	4,891,540
Cash and current investment	4,910,914	10,267,644
Net debt	15,859,449	(5,376,104)
Shareholders’ Equity (ii)	115,947,237	141,244,709
Net debt-to-equity ratio and shareholders’ equity	0.14	-0.04
(i)Debt is defined as long and short-term borrowings (Note 24).
(ii)Shareholders’ equity includes all the Group’s reserves and capital stock, which are managed as capital stock.
Summary of Financial Instruments
32.2 Categories of financial instruments

	2022	2021
Financial Assets
At amortized cost:
Cash and banks	664,605	644,244
Investments	3,582,211	7,256,575
Accounts receivable and other receivables	10,724,088	9,324,404
At fair value through profit or loss:
Investments	664,098	2,366,825

	2022	2021
Financial Liabilities
Amortized cost	50,907,572	32,014,511

Summary of Monetary Assets and Liabilities Denominated in Foreign Currency
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Liabilities:
United States Dollars	13,537,249	8,952,779
Euros	373,470	282,183
Reales	85	91

	2022	2021
Assets:
United States Dollars	5,381,469	1,795,701
Euros	45,738	37,377

Schedule of Foreign Currency Sensitivity Analysis
The following table details the Group’s sensitivity to an increase in the exchange rate of the US Dollar and the Euro as of December 31, 2022. The sensitivity rate is the rate used when reporting exchange rate risk internally to key management staff and represents management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis includes only outstanding monetary items denominated in foreign currency and adjusts their translation on the balance sheet day for a 25% change in the exchange rate, considering for its calculation the whole of the items of the subsidiaries.

	US Dollar effect	Euro effect
Loss for the year	2,038,945	81,933
Decrease in of shareholders’ equity	2,038,945	81,933

Summary of Interest Rate Risk Management
The Group is exposed to the risk of significant fluctuations in interest rates because Group entities have borrowings at both fixed and floating interest rates. The Group manages this risk by maintaining an appropriate combination of fixed- and floating-rate borrowings.

	2022	2021
Financial Assets:
Investments held to maturity (1)	3,582,211	7,256,575
Investments at fair value through profit or loss (2)	664,098	2,366,825
Financial Liabilities:
Amortized cost (3)	20,770,363	4,891,540
(1)Fixed-term deposits at fixed rates.
(2)Short-term investments at floating rates.
(3)Related to borrowings, as detailed in Note 24.

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods	The contractual maturity is based on the earliest date on which the Group may be required to pay.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	Total
As of December 31, 2022	58.1%	9,229,392	1,211,088	1,498,123	10,513,851	22,452,454
As of December 31, 2021	15.9%	3,242,343	319,548	651,499	817,847	5,031,237

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2022		(*)	26,539	79,500	196,491	843,154	235,134	1,380,818
As of December 31, 2021		(*)	17,174	33,691	114,013	359,551	257,076	781,505
(*) The average rates in Pesos were 69.0% and 46.2% for the fiscal years ended December 31, 2022 and 2021, respectively. The average rates in US Dollars were 12.0% and 8.4% for the fiscal years ended December 31, 2022 and 2021, respectively.
Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis
Some of the Group’s financial assets are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets	2022	2021
Assets:
Mutual Funds	664,098	2,366,825	Level 1